Alger 35 ETF Expense Example - Alger 35 ETF - Alger 35 ETF	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 57
Expense Example, with Redemption, 3 Years	210
Expense Example, with Redemption, 5 Years	393
Expense Example, with Redemption, 10 Years	$ 921